SIGNIFICANT ACCOUNTING POLICIES - Schedule of Income (Loss) per Share, Basic and Diluted (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Common Class A
Class of Stock [Line Items]
Net income	$ 260,795	$ 5,268,294	$ 2,652,910	$ 10,383,006	$ 20,788,927		$ 12,405,494
Weighted average shares outstanding, basic (in shares)	49,507,471	50,000,000	49,752,375	50,000,000	50,000,000		34,383,562
Weighted average shares outstanding, diluted (in shares)	49,507,471	50,000,000	49,752,375	50,000,000	50,000,000		34,383,562
Basic net income per share	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36
Diluted net income per share	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36
Common Class B
Class of Stock [Line Items]
Net income	$ 65,848	$ 1,317,073	$ 666,528	$ 2,595,751	$ 5,197,232		$ 4,509,966
Weighted average shares outstanding, basic (in shares)	12,500,000	12,500,000	12,500,000	12,500,000	12,500,000	[1]	12,500,000	[1]
Weighted average shares outstanding, diluted (in shares)	12,500,000	12,500,000	12,500,000	12,500,000	12,500,000	[1]	12,500,000	[1]
Basic net income per share	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36
Diluted net income per share	$ 0.01	$ 0.11	$ 0.05	$ 0.21	$ 0.42		$ 0.36

[1]	On April 25, 2023, the Company consummated the sale of Over-Allotment Units pursuant to the underwriters’ partial exercise of their over-allotment option. All share and per share amounts have been retroactively restated to reflect the share surrender and share recapitalization events and the share forfeitures (see Note 4).